Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Preferred stock, par value	$ 0	$ 0	$ 0	$ 0
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value	$ 0	$ 0	$ 0	$ 0
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares issued	62,161,553	61,691,054	60,461,611	26,460,371
Common stock, shares outstanding	59,289,659	58,819,160	60,461,611	26,460,371
Repurchases of common stock	2,871,894	2,871,894	0
Previously Reported
Preferred stock, shares authorized			200,000,000	200,000,000